Operating Lease Agreements (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Summary of Future Minimum Rental Payments Under Operating Lease

The following are the future minimum rental payments required under the operating leases as of June 30, 2020:

2020 (remaining six months)	$2.7
2021	4.8
2022	4.2
2023	2.7
2024	2.3
Thereafter	6.2

Total	$22.9